Stockholders’ Equity - Schedule of Stock Options (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options [Abstract]
Number of Options, Ending Balance (in Shares)	2,000,000	1,500,000	2,000,000
Weighted Average Exercise Price, Ending Balance	$ 2.39	$ 3	$ 2.39
Weighted Average Grant Date Fair Value, Ending Balance	$ 1.2	$ 1.2	$ 1.2
Weighted Average Remaining Contractual Life (Years), Ending Balance	5 years 9 months 18 days	5 years 1 month 24 days	4 years 9 months 18 days
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Grant Date Fair Value, Granted
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Weighted Average Grant Date Fair Value, Exercised
Number of Options, Expired (in Shares)		(500,000)
Weighted Average Exercise Price, Expired		$ 0.54
Weighted Average Grant Date Fair Value, Expired		$ 1.2
Number of Options, Cancelled (in Shares)
Weighted Average Exercise Price, Cancelled
Weighted Average Grant Date Fair Value, Cancelled
Number of Options, Options exercisable at end of period (in Shares)		700,000
Weighted Average Exercise Price, Options exercisable at end of period		$ 1
Weighted Average Grant Date Fair Value, Options exercisable at end of period		$ 1.2
Weighted Average Remaining Contractual Life (Years), Options exercisable at end of period		5 years 1 month 24 days